Investment in Affiliate (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 06, 2021	Nov. 03, 2021	Jul. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
IPO raised amount			$ 28,318,314		$ 28,318,314	$ 28,318,314	$ 5,861,286
IPO [Member]
Restructuring Cost and Reserve [Line Items]
Public offering funding		$ 100,000,000
IPO raised amount	$ 138,000,000
Wellness Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Value of shares purchased in acquisition				$ 2,908,300		$ 2,908,300
Wellness Acquisition Corp [Member] | Founders Shares [Member]
Restructuring Cost and Reserve [Line Items]
Shares purchased in acquisition				1,437,500		1,437,500
Wellness Acquisition Corp [Member] | Private Placement Units [Member]
Restructuring Cost and Reserve [Line Items]
Shares purchased in acquisition				288,830		288,830